CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - R$ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of changes in equity [abstract]
Outstanding dividend per share	R$ 0.121749293	R$ 0.112896461
Interest on shareholders equity per share	R$ 0.642347435	R$ 1.086894475